Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Debt Disclosure [Abstract]
Long-term Debt

Long-term debt, all of which was issued by Acquisition Corp., consists of the following:

	December 31, 2019	September 30, 2019
	(in millions)
Revolving Credit Facility (a)	$—	$—
Senior Term Loan Facility due 2023 (b)	1,314	1,313
5.000% Senior Secured Notes due 2023 (c)	298	298
4.125% Senior Secured Notes due 2024 (d)	342	336
4.875% Senior Secured Notes due 2024 (e)	218	218
3.625% Senior Secured Notes due 2026 (f)	495	488
5.500% Senior Notes due 2026 (g)	321	321

Total long-term debt, including the current portion (h)	$2,988	$2,974

(a)

Reflects $180 million of commitments under the Revolving Credit Facility, less letters of credit outstanding of approximately $13 million at both December 31, 2019 and September 30, 2019. There were no loans outstanding under the Revolving Credit Facility at December 31, 2019 or September 30, 2019.

(b)

Principal amount of $1.326 billion at both December 31, 2019 and September 30, 2019 less unamortized discount of $3 million and $3 million and unamortized deferred financing costs of $9 million and $10 million at December 31, 2019 and September 30, 2019, respectively.

(c)	Principal amount of $300 million less unamortized deferred financing costs of $2 million at both December 31, 2019 and September 30, 2019, respectively.
(d)

Face amount of €311 million at both December 31, 2019 and September 30, 2019. Above amounts represent the dollar equivalent of such note at December 31, 2019 and September 30, 2019. Principal amount of $345 million and $340 million less unamortized deferred financing costs of $3 million and $4 million at December 31, 2019 and September 30, 2019, respectively.

(e)	Principal amount of $220 million less unamortized deferred financing costs of $2 million at both December 31, 2019 and September 30, 2019, respectively.
(f)

Face amount of €445 million at both December 31, 2019 and September 30, 2019. Above amounts represent the dollar equivalent of such note at December 31, 2019 and September 30, 2019. Principal amount of $494 million and $487 million at December 31, 2019 and September 30, 2019, respectively, an additional issuance premium of $8 million, less unamortized deferred financing costs of $7 million at both December 31, 2019 and September 30, 2019.

(g)	Principal amount of $325 million less unamortized deferred financing costs of $4 million at both December 31, 2019 and September 30, 2019.
(h)

Principal amount of debt of $3.010 billion and $2.998 billion, an additional issuance premium of $8 million and $8 million, less unamortized discount of $3 million and $3 million and unamortized deferred financing costs of $27 million and $29 million at December 31, 2019 and September 30, 2019, respectively.

Long-term debt, all of which was issued by Acquisition Corp., consists of the following:

	September 30, 2019	September 30, 2018
	(in millions)
Revolving Credit Facility (a)	$—	$—
Senior Term Loan Facility due 2023 (b)	1,313	1,310
5.625% Senior Secured Notes due 2022 (c)	—	246
5.000% Senior Secured Notes due 2023 (d)	298	297
4.125% Senior Secured Notes due 2024 (e)	336	399
4.875% Senior Secured Notes due 2024 (f)	218	247
3.625% Senior Secured Notes due 2026 (g)	488	—
5.500% Senior Notes due 2026 (h)	321	320

Total long-term debt, including the current portion (i)	$2,974	$2,819

(a)

Reflects $180 million of commitments under the Revolving Credit Facility, less letters of credit outstanding of approximately $13 million and $8 million at September 30, 2019 and September 30, 2018, respectively. There were no loans outstanding under the Revolving Credit Facility at September 30, 2019 or September 30, 2018.

(b)

Principal amount of $1.326 billion less unamortized discount of $3 million and $4 million and unamortized deferred financing costs of $10 million and $12 million at September 30, 2019 and September 30, 2018, respectively.

(c)

On May 16, 2019, Acquisition Corp. redeemed the remaining $221 million of its outstanding 5.625% Senior Notes due 2022. The Company recorded a loss on extinguishment of debt of approximately $4 million as a result of the debt redemption, which represents the premium paid on early redemption and unamortized deferred financing costs.

(d)	Principal amount of $300 million less unamortized deferred financing costs of $2 million and $3 million at September 30, 2019 and September 30, 2018, respectively.
(e)

Face amount of €311 million and €345 million at September 30, 2019 and September 30, 2018, respectively. Above amounts represent the dollar equivalent of such note at September 30, 2019 and September 30, 2018. Principal amount of $340 million and $402 million less unamortized deferred financing costs of $4 million and $3 million at September 30, 2019 and September 30, 2018, respectively.

(f)	Principal amount of $220 million and $250 million less unamortized deferred financing costs of $2 million and $3 million at September 30, 2019 and September 30, 2018, respectively.
(g)

Face amount of €445 million at September 30, 2019. Above amounts represent the dollar equivalent of such note at September 30, 2019. Principal amount of $487 million, an additional issuance premium of $8 million, less unamortized deferred financing costs of $7 million at September 30, 2019.

(h)	Principal amount of $325 million less unamortized deferred financing costs of $4 million and $5 million at September 30, 2019 and September 30, 2018, respectively.
(i)

Principal amount of debt of $2.998 billion and $2.851 billion, an additional insurance premium of $8 million and nil, less unamortized discount of $3 million and $4 million and unamortized deferred financing costs of $29 million and $28 million at September 30, 2019 and September 30, 2018, respectively.